THRIVENT SERIES FUND, INC.
625 Fourth Avenue South
Minneapolis, MN 55415
August 8, 2019
VIA EDGAR
EDGAR Operations Branch
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	XBRL Supplement of Thrivent Series Fund, Inc. (the “Registrant”) File Nos. 33-3677, 811-4603
Ladies and Gentlemen:
Attached for filing is a supplement with an effective date of July 31, 2019, in XBRL format, to the Registrant’s prospectus dated April 30, 2019. If you have any questions or comments, please feel free to contact me at (612) 844-7190.
Sincerely,
/s/ John D. Jackson
John D. Jackson
Assistant Secretary